Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Gain (Loss) on Derivative Instruments
The following table presents the location in the financial statements of the gains or losses recognized related to the Company’s cash flow hedges for the year ended December 31, 2018, 2017, and 2016 (in thousands):

	Year Ended
	December 31, 2018	December 31, 2017	December 31, 2016
Amount of gain (loss) related to the effective portion recognized in other comprehensive income (loss)	$(3,477)	$176	$(648)
Amount of gain (loss) related to the effective portion reclassified to interest expense	$228	$(453)	$(1,069)
Amount of gain (loss) related to the ineffective portion recognized in interest expense	$91	$168	$(48)

Schedule of Derivative Financial Instruments
The following table presents the fair value of the Company’s derivative financial instruments as well as their classification on the accompanying consolidated balance sheets as of December 31, 2018 and December 31, 2017 (amounts in thousands).

	Derivatives
		Fair Value at:
	Balance Sheet Location	December 31, 2018	December 31, 2017
Derivatives designated as hedging instruments:
Interest Rate Swaps	Other Liabilities	$677	$2,243
Interest Rate Treasury Locks	Other Liabilities	3,972	—
Total		$4,649	$2,243